Share-Based Compensation - Schedule of Stock Option Activity (Detail) - CNH EIP [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares
Outstanding at beginning of year | shares	10,861,553
Forfeited | shares	(1,033,560)
Exercised | shares	(1,058,075)
Outstanding at end of year | shares	8,769,918
Exercisable at end of year | shares	8,769,918
Weighted-Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 9.03
Forfeited | $ / shares	9.58
Exercised | $ / shares	6.95
Outstanding at end of year | $ / shares	9.21
Exercisable at end of year | $ / shares	$ 9.21